Subsequent Events		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025
Subsequent Events

Note 6 — Subsequent Events

In preparing the financial statements, the Company considered disclosures of events occurring after December 31, 2025, until the issuance of the financial statements. Based on this review, the Company identified the following subsequent event.

On January 11, 2026, D. Boral ARC Acquisition I Corp. (“BCAR” or the “Company”) entered into the Agreement and Plan of Merger (the “Merger Agreement”) by and among BCAR, D. Boral ARC Merger Corporation, a Delaware corporation and wholly owned subsidiary of BCAR (“PubCo”), D. Boral Arc Merger Sub Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of BCAR, and Exascale Labs Inc.., a Delaware corporation (“Exascale”).

Note 6 — Subsequent Events

In preparing the financial statements, the Company considered disclosures of events occurring after March 31, 2026, until the issuance of the financial statements. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

D. Boral ARC Acquisition I Corp [Member]
Subsequent Events

NOTE 10. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred through the date the consolidated condensed financial statements were available to issue. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 10. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the consolidated financial statements were available to issue. Based upon this review, the Company identified the following subsequent events:

On January 11, 2026, D. Boral ARC Acquisition I Corp. (“BCAR” or the “Company”) entered into the Agreement and Plan of Merger (the “Merger Agreement”) by and among BCAR, D. Boral ARC Merger Corporation, a Delaware corporation and wholly owned subsidiary of BCAR (“PubCo”), D. Boral Arc Merger Sub Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of BCAR, and Exascale Labs Inc., a Delaware corporation (“Exascale”). Pursuant to the Merger Agreement, the Business Combination will be effected in two steps: (i) BCAR will reincorporate in the State of Delaware by merging with and into PubCo, with PubCo remaining as the surviving publicly traded entity (the “Reincorporation Merger”); (ii) after the Reincorporation Merger, Merger Sub will be merged with and into Exascale, resulting in Exascale being a wholly owned subsidiary of PubCo (the “Acquisition Merger” and together with the Reincorporation Merger, the “Business Combination”).

Exascale Labs Inc. [Member]
Subsequent Events

15. Subsequent events

The Company evaluated all events and transactions that occurred after March 31, 2026, up through June 11, 2026, which is the date that these unaudited condensed consolidated financial statements are issued, unless as disclosed elsewhere, no other material subsequent events occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.

16. Subsequent events

The Company evaluated all events and transactions that occurred after June 30, 2025, up through February 11, 2026, which is the date that these financial statements are issued, unless as disclosed elsewhere and below, there was no other material subsequent events occurred that would require recognition or disclosure in the Company’s financial statements.

Incorporation of a Subsidiary

On December 16, 2025, subsequent to the reporting period but prior to the authorization of these financial statements for issue, the Company incorporated its wholly-owned subsidiary, Evana Alpha Pte. Ltd., in Singapore. The Company subscribed for all 1,000 ordinary shares of the subsidiary, with a issued share capital of Singapore Dollars 1,000. The subsidiary’s principal business activity is information technology consultancy (excluding cybersecurity).

SAFEs

From October 1, 2025 to February 11, 2026, certain institutional and accredited investors provided $0.5 million to the Company in the form of SAFEs.

Capital Structure and Dual-Class Share Reclassification

In January 2026, the Company adopted an Amended and Restated Certificate of Incorporation, which established a dual-class ordinary share structure. Under this new structure, the Company’s equity is divided into Class A Ordinary Shares and Class B Ordinary Shares, which are entitled to one (1) vote and twenty (20) votes per share, respectively. Despite the differential in voting power, Class A and Class B Ordinary Shares rank pari passu in all other respects, sharing ratably in dividends and any distributions upon liquidation. Furthermore, all outstanding warrants, options, and SAFEs are designated to convert or settle exclusively into Class A Ordinary Shares.

Business combination agreement and related events

In January 2026, the Company entered into an BCA with BCAR, D. Boral ARC Merger Corporation, a Delaware corporation and a direct, wholly owned subsidiary of BCAR and D. Boral Arc Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of BCAR. Upon closing of the transaction, the combined company will be named Exascale Labs Holdings Inc. and is expected to be traded on a national securities exchange.

The aggregate consideration for the Business Combination is $500.0 million, payable by the surviving publicly traded entity in the form of 50,000,000 newly issued ordinary shares valued at $10.00 per share. At the effective time of the merger of the Company into the surviving publicly traded entity pursuant to the BCA, the Company’s outstanding ordinary shares and outstanding SAFEs are expected to be cancelled and converted into the right to receive shares of the surviving publicly traded entity in accordance with the terms of the BCA and the applicable SAFE instruments. Class A ordinary shares are expected to have one vote per share, and Class B ordinary shares are expected to have 20 votes per share.

As of February 11, 2026, the transactions contemplated by the BCA had not been consummated. Accordingly, the Company has not recorded any amounts in these financial statements related to the BCA, as it represents a non-recognized subsequent event.